CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 422,160,817	$ 451,954,054	$ 446,871,607
Cost of sales	(316,253,576)	(329,905,094)	(305,630,509)
Gross profit	105,907,241	122,048,960	141,241,098
Selling and administrative expenses	(38,665,716)	(38,958,912)	(38,390,085)
Impairment of property, plant and equipment	0	0	(927,176)
Other gains and losses	918,069	10,542,480	1,270,462
Tax on debits and credits to bank accounts	(4,676,516)	(4,531,752)	(4,503,693)
FINANCIAL RESULTS, NET
Exchange rate differences	(117,211,866)	(23,103,527)	(9,988,880)
Gain on net monetary position	138,760,271	42,809,717	12,181,672
Financial income	5,709,934	5,064,518	6,200,123
Financial expenses	(73,323,164)	(79,607,300)	(8,135,216)
Profit before tax	17,418,253	34,264,184	98,948,305
INCOME TAX EXPENSE
Current	(3,809,918)	(12,782,304)	(40,269,309)
Deferred	(3,927,812)	(15,855,125)	(20,195,489)
Net losses for the year	9,680,523	5,626,755	38,483,507
Net income attributable to:
Owners of the parent company	10,305,179	6,037,186	39,949,661
Non-controlling interest	(624,656)	(410,431)	(1,466,154)
Net losses for the year	9,680,523	5,626,755	38,483,507
Total comprehensive income attributable to:
Owners of the parent company	10,305,179	6,037,186	39,949,661
Non-controlling interest	(624,656)	(410,431)	(1,466,154)
Total comprehensive income	$ 9,680,523	$ 5,626,755	$ 38,483,507
Earnings per share, basic from continued operations (in pesos per share)	$ 17.6599	$ 10.3144	$ 67.4772
Earnings per share, diluted from continued operations (in pesos per share)	$ 17.6599	$ 10.3144	$ 67.4772